Warrants (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Feb. 11, 2022
Warrants [Line Items]
Expire term	5 years
Assumed warrants outstanding				2,000,000
Warrant Liabilities [Member]
Warrants [Line Items]
After the completion days	30 days
Warrant [Member]
Warrants [Line Items]
Warrants issued	14,840,000
Public Warrants [Member]
Warrants [Line Items]
Warrants issued	13,800,000
Assumed warrants outstanding	12,524,392	12,524,392
Redemption of warrants (in Dollars per share)	$ 0.01
Prior written notice days		30 days
Sale of stock, price per share (in Dollars per share)		$ 18
Trading days		20 days
Consecutive trading days		30 days
Warrants exercised			2,000
Exercise price (in Dollars per share)			$ 0.01
Private Warrants [Member]
Warrants [Line Items]
Warrants issued	350,000
Exercise price (in Dollars per share)	$ 0.05	$ 0.03
Private Warrants [Member] | Warrant Liabilities [Member]
Warrants [Line Items]
Expire term	1 year 10 months 24 days
Assumed warrants outstanding	350,000	690,000
Representative Warrants [Member]
Warrants [Line Items]
Warrants issued	690,000
Exercise price (in Dollars per share)	$ 0.1	$ 0.06
Representative Warrants [Member] | Warrant Liabilities [Member]
Warrants [Line Items]
Exercise price (in Dollars per share)	12
Class B Ordinary Share [Member] | Warrant Liabilities [Member]
Warrants [Line Items]
Ordinary share at a price (in Dollars per share)	$ 11.5
Representative warrants	1
Class B Ordinary Share [Member] | Warrant [Member]
Warrants [Line Items]
Ordinary share at a price (in Dollars per share)	$ 11.5
Class B Ordinary Share [Member] | Representative Warrants [Member] | Warrant Liabilities [Member]
Warrants [Line Items]
Ordinary share at a price (in Dollars per share)	$ 12